Employees - Summary of Movements in (Deficit)/Surplus (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,401	€ 2,569
Gross service cost	(178)	(128)
Employee contributions	37	11
Special termination benefits	(5)	(14)	€ (11)
Past service costs including losses/(gains) on curtailments	32	3
Settlements	5	2
Actual return on plan assets (excluding amounts in net finance income/charge)	(601)	131
Change in asset ceiling excluding amounts included in interest expenses	(38)	(6)
Interest cost	(783)	(749)
Interest income	854	859
Actuarial gain/(loss) arising from changes in demographic assumptions	26	98
Actuarial gain/(loss) arising from changes in financial assumptions	903	(552)
Actuarial gain/(loss) arising from experience adjustments	28	(416)
Employer contributions	197	407
Benefit payments	0	0
Other	20	0
Currency retranslation	72	186
Net defined benefit liability (asset)	2,970	2,401	2,569
The Netherlands | Company contributions to funded plans
Disclosure of defined benefit plans [line items]
Refund from plan	115
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,429	1,866
Gross service cost	(51)	(42)
Employee contributions	0	0
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	27	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(894)	(227)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest cost	(337)	(335)
Interest income	407	432
Actuarial gain/(loss) arising from changes in demographic assumptions	3	104
Actuarial gain/(loss) arising from changes in financial assumptions	675	(243)
Actuarial gain/(loss) arising from experience adjustments	(14)	(220)
Employer contributions	47	50
Benefit payments	0	0
Other	0	0
Currency retranslation	58	44
Net defined benefit liability (asset)	1,350	1,429	1,866
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,483	1,609
Gross service cost	(4)	(5)
Employee contributions	0	0
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	194	146
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest cost	(126)	(135)
Interest income	174	194
Actuarial gain/(loss) arising from changes in demographic assumptions	13	0
Actuarial gain/(loss) arising from changes in financial assumptions	160	(236)
Actuarial gain/(loss) arising from experience adjustments	154	(99)
Employer contributions	(106)	9
Benefit payments	0	0
Other	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	1,942	1,483	1,609
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(511)	(906)
Gross service cost	(123)	(81)
Employee contributions	37	11
Special termination benefits	(5)	(14)
Past service costs including losses/(gains) on curtailments	5	3
Settlements	5	2
Actual return on plan assets (excluding amounts in net finance income/charge)	99	212
Change in asset ceiling excluding amounts included in interest expenses	(38)	(6)
Interest cost	(320)	(279)
Interest income	273	233
Actuarial gain/(loss) arising from changes in demographic assumptions	10	(6)
Actuarial gain/(loss) arising from changes in financial assumptions	68	(73)
Actuarial gain/(loss) arising from experience adjustments	(112)	(97)
Employer contributions	256	348
Benefit payments	0	0
Other	20	0
Currency retranslation	14	142
Net defined benefit liability (asset)	€ (322)	€ (511)	€ (906)